Lease (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Lease (Textual)
Weighted average remaining lease term		1 year
Weighted average discount rate		5.00%
Operating lease cost		$ 75,950
Short-term lease cost		4,334
Variable lease cost
Accrued rent expenses and penalties			$ 111,885
Operating lease term	2 years
Operating lease expiry	Jan. 31, 2021
Security deposit	$ 62,570
RMB [Member]
Lease (Textual)
Accrued rent expenses and penalties | ¥				¥ 770,950